REORGANIZATION UNDER CHAPTER 11 CREDIT FACILITY (Details) (USD $)	Aug. 10, 2007	Jan. 17, 2007	Jan. 09, 2007
REORGANIZATION UNDER CHAPTER 11 CREDIT FACILITY:
Credit facility term loan		$ 8.3
Credit facility revolving loan		15.0
Lender agreed to provide an additional to fund payroll			1.7
Plan of Reorganizations was approximately	$ 1,000